Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of nonperformance by the other party to the financial instrument for commitments
	2017	2016
	(In Thousands)

Commitments to extend credit:
Commitments to grant loans	$12,397	$15,199
Unadvanced portion of construction loans	5,945	5,009
Unfunded commitments under lines of credit	17,523	17,587

	$35,865	$37,795